Customers, Traders and Power Transport Concession Holders - Summary of Trade and Other Receivables (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of trade and other receivables [Line Items]
Billed supply	R$ 2,687	R$ 2,568
Unbilled supply	994	920
Other concession holders - wholesale supply	26	80
Other concession holders - wholesale supply, unbilled	283	343
CCEE (Wholesale Trading Exchange)	382	1
Concession Holders - power transport	159	124
Concession Holders - power transport, unbilled	177	195
(-) Provision for doubtful receivables	(568)	(660)	R$ (625)	R$ (650)
Trade and other receivables	4,140	3,571
Current assets	3,885	3,425
Non-current assets	255	R$ 146
Balances not yet due [member]
Disclosure of trade and other receivables [Line Items]
Billed supply	1,309
Unbilled supply	994
Other concession holders - wholesale supply	9
Other concession holders - wholesale supply, unbilled	283
CCEE (Wholesale Trading Exchange)	255
Concession Holders - power transport	75
Concession Holders - power transport, unbilled	177
Trade and other receivables	3,102
Up to 90 days past due [member]
Disclosure of trade and other receivables [Line Items]
Billed supply	698
Other concession holders - wholesale supply	21
CCEE (Wholesale Trading Exchange)	119
Concession Holders - power transport	5
Trade and other receivables	843
More than 90 days past due [member]
Disclosure of trade and other receivables [Line Items]
Billed supply	680
Other concession holders - wholesale supply	(4)
CCEE (Wholesale Trading Exchange)	8
Concession Holders - power transport	79
(-) Provision for doubtful receivables	(568)
Trade and other receivables	R$ 195